THE SEPERATION AND REIT CONVERSION MERGER	12 Months Ended
Dec. 31, 2011
THE SEPARATION AND REIT CONVERSION MERGER [Abstract]
The Seperation and REIT Conversion Merger
THE SEPARATION AND REIT CONVERSION MERGER
At the time of the Separation, the balance sheet of Sabra included 86 owned real property assets, allocated cash from Old Sun, mortgage indebtedness to third parties on 26 of the real property assets, as well as unsecured indebtedness incurred prior to and in connection with completion of the Separation. The statements of income, stockholders' equity and cash flows of Sabra consist solely of its operations after the Separation. The Separation was accounted for as a reverse spinoff. Accordingly, the assets and liabilities of Sabra are recorded based on the historical carrying values of Old Sun. The historical consolidated financial statements of Old Sun became the historical consolidated financial statements of Sun at the time of the Separation. The following table summarizes the balance sheet of the Company immediately following the Separation and REIT Conversion Merger on November 15, 2010, the Separation Date (in thousands, except share and per share amounts):

Assets:
Real estate investments, net of accumulated depreciation of $85,567	$485,337
Cash and cash equivalents	67,134
Restricted cash	5,527
Deferred tax assets	26,542
Prepaid expenses, deferred financing costs and other assets	11,383

Total assets	$595,923

Liabilities:
Mortgage notes payable	$151,678
Senior unsecured notes payable	225,000
Accounts payable and accrued liabilities	15,754
Tax liability	26,300

Total liabilities	$418,732

Stockholders' equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of November 15, 2010	—
Common stock, $.01 par value; 125,000,000 shares authorized, 25,061,072 shares issued and outstanding as of November 15, 2010	251
Additional paid-in capital	176,940

Total stockholders' equity	177,191

Total liabilities and stockholders' equity	$595,923